Operating Segment Information - Summary of Reconciliation of Consolidated Basic and Diluted Core EPS to Consolidated Basic and Diluted EPS Attributable to Common Equity Holder of PLDT (Detail) - ₱ / shares
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Consolidated core EPS, basic	₱ 115.95	₱ 119.39	₱ 127.79
Add (deduct) adjustments, basic:
Foreign exchange gains (losses) – net, basic	1.73	(3.57)	(1.74)
Core income adjustment on equity share in net earnings (losses) of associates and joint ventures, basic	1.05	(0.11)	(0.28)
Impairment of investments, basic	(0.16)	(0.80)	(11.86)
Gains (losses) on derivative financial instruments – net, excluding hedge costs, basic	(0.75)	4.08	2.34
Unrealized losses in fair value of investments, basic	(3.12)	(5.34)
MRP, basic	(10.73)	(5.52)
Investment written-off, basic		(1.68)
Noncurrent asset impairment, basic		(9.82)	(13.12)
Depreciation due to shortened life of property and equipment, basic		(14.06)	(41.52)
Others, basic		4.71
Total adjustments, basic	(11.98)	(32.11)	(66.18)
Consolidated EPS attributable to common equity holders of PLDT, basic	103.97	87.28	61.61
Consolidated core EPS, diluted	115.95	119.39	127.79
Add (deduct) adjustments, diluted:
Foreign exchange gains (losses) – net, diluted	1.73	(3.57)	(1.74)
Core income adjustment on equity share in net earnings (losses) of associates and joint ventures, diluted	1.05	(0.11)	(0.28)
Impairment of investments, diluted	(0.16)	(0.80)	(11.86)
Gains (losses) on derivative financial instruments – net, excluding hedge costs, diluted	(0.75)	4.08	2.34
Unrealized losses in fair value of investments, diluted	(3.12)	(5.34)
MRP, diluted	(10.73)	(5.52)
Investment written-off, diluted		(1.68)
Noncurrent asset impairment, diluted		(9.82)	(13.12)
Depreciation due to shortened life of property and equipment, diluted		(14.06)	(41.52)
Others, diluted		4.71
Total adjustments, diluted	(11.98)	(32.11)	(66.18)
Consolidated EPS attributable to common equity holders of PLDT, diluted	₱ 103.97	₱ 87.28	₱ 61.61